(LOSS) EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator
Net (loss) income attributable to ordinary shareholders	¥ 435,880	$ 62,330	¥ (102,376)	¥ (475,968)
Denominator
Weighted average number of ordinary shares outstanding-basic (in shares)	139,145,475	139,145,475	129,188,125	124,783,013
Incremental weighted-average ordinary shares from assumed exercise of share options and non-vested restricted stocks	7,291,660	7,291,660	0	0
Weighted average number of ordinary shares outstanding- diluted (in shares)	146,437,135	146,437,135	129,188,125	124,783,013
Basic net (loss) earnings per share attributable to ordinary shareholders | (per share)	¥ 3.13	$ 0.45	¥ (0.79)	¥ (3.81)
Diluted net (loss) earnings per share attributable to ordinary shareholders | (per share)	¥ 2.98	$ 0.43	¥ (0.79)	¥ (3.81)